S-K 1602(a)(3) Forepart, Sponsor Compensation - American Ventures Sponsor I LLC [Member]	Nov. 04, 2026 USD ($) $ / shares shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 4,500,000
Private Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	2,250,000
Private Shares Upon Full Exercise of Over-Allotment Option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 2